Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Long-term purchase commitment	Commitments and obligations as of December 31, 2024 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€37,207	€10,395	€18,912	€7,900	€—